CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2018	$ 2,809	$ 65,535	$ (206)	$ (2,088)	$ 18,244	$ 84,294
Balance, shares at Dec. 31, 2018	9,122,501
Comprehensive income (loss)			232		806	1,038
Share based compensation		38				38
Balance at Dec. 31, 2019	$ 2,809	65,573	26	(2,088)	19,050	85,370
Balance, shares at Dec. 31, 2019	9,149,169
Comprehensive income (loss)			102		(5,329)	(5,227)
Share based compensation		138				138
Balance at Dec. 31, 2020	$ 2,809	65,711	128	(2,088)	13,721	80,281
Balance, shares at Dec. 31, 2020	9,149,169
Comprehensive income (loss)			(95)		(3,562)	(3,657)
Share based compensation		160				160
Balance at Dec. 31, 2021	$ 2,809	$ 65,871	$ 33	$ (2,088)	$ 10,159	$ 76,784
Balance, shares at Dec. 31, 2021	9,149,169